Financial Instruments (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) contract	Dec. 31, 2015 EUR (€) contract	May. 12, 2015 USD ($)	May. 12, 2015 EUR (€)	Dec. 31, 2014 contract	Dec. 31, 2013 contract
Derivative [Line Items]
Long-term debt, gross			$ 3,995
Senior Notes [Member]
Derivative [Line Items]
Long-term debt, gross			$ 2,503
Senior Notes 6.125% Due May 2023 [Member] | Senior Notes [Member]
Derivative [Line Items]
Long-term debt, gross	$ 395	€ 360		€ 360
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Recognized gain on derivative net investment hedge	$ 8
Foreign Exchange Contract [Member]
Derivative [Line Items]
Number of forward exchange currency contracts | contract	41	41			0	0
Derivative notional value	$ 288
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Income [Member]
Derivative [Line Items]
Derivative gain	$ 42